UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

John Hancock

Multimanager Portfolios

(Formerly known as Lifestyle Portfolios)

Quarterly portfolio holdings 3/31/17

Portfolios' investmentsMultimanager Portfolios

As of 3-31-17 (unaudited)
Multimanager Lifestyle Aggressive Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 87.6%
Blue Chip Growth, Class NAV (T. Rowe Price)	4,787,684	$163,020,653
Capital Appreciation, Class NAV (Jennison)	9,730,102	158,211,455
Capital Appreciation Value, Class NAV (T.Rowe Price)	15,296,035	178,045,852
Disciplined Value, Class NAV (Boston Partners)	8,297,049	167,185,539
Emerging Markets, Class NAV (DFA)	13,468,502	138,186,833
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	14,278,008	138,639,458
Equity Income, Class NAV (T. Rowe Price)	10,929,072	215,739,885
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	4,102,986	52,723,367
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	3,667,231	178,630,810
Global Equity, Class NAV (JHAM) (A)(1)	6,086,392	70,297,824
Global Shareholder Yield, Class NAV (Epoch)	4,051,406	44,403,414
Greater China Opportunities, Class NAV (JHAM) (A)(1)	652,277	12,804,202
International Growth, Class NAV (Wellington)	3,875,001	87,458,763
International Growth Stock, Class NAV (Invesco)	10,218,433	131,204,685
International Small Cap, Class NAV (Franklin Templeton)	4,410,844	82,703,322
International Small Company, Class NAV (DFA)	7,504,839	82,703,322
International Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	31,769,188	340,883,385
International Value, Class NAV (Templeton)	12,514,710	201,862,268
International Value Equity, Class NAV (JHAM) (A)(1)	10,298,729	82,595,808
Mid Cap Stock, Class NAV (Wellington)	9,943,626	200,364,057
Mid Value, Class NAV (T. Rowe Price)	8,216,800	131,386,632
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,045,895	28,521,544
Small Cap Core, Class NAV (JHAM) (A)(1)	2,266,732	28,946,163
Small Cap Growth, Class NAV (Wellington) (I)	3,889,611	33,995,200
Small Cap Value, Class NAV (Wellington)	1,888,239	39,841,837
Small Company Growth, Class NAV (Invesco)	1,774,280	33,995,200
Small Company Value, Class NAV (T. Rowe Price)	933,441	26,724,421
Strategic Growth, Class NAV (JHAM) (A)(1)	9,312,034	158,211,455
U.S. Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	24,888,342	$274,767,300
Value, Class NAV (Invesco)	4,885,384	56,181,918
Value Equity, Class NAV (Barrow Hanley)	8,259,291	95,890,367
Alternative and specialty - 12.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	3,341,782	33,685,161
Financial Industries, Class NAV (JHAM) (A)(1)	3,629,516	70,194,835
Global Focused Strategies, Class NAV (Standard Life)	5,072,860	49,206,742
Global Real Estate, Class NAV (Deutsche)	2,232,522	20,494,549
Health Sciences, Class NAV (T. Rowe Price)	4,462,816	20,216,557
Natural Resources, Class NAV (Jennison)	5,664,905	67,355,718
Real Estate Equity, Class NAV (T. Rowe Price)	1,997,854	20,198,303
Science & Technology, Class NAV (T. Rowe Price/Allianz)	7,827,886	95,108,820
Seaport, Class NAV (Wellington)	1,839,487	20,675,830
Technical Opportunities, Class NAV (Wellington)	9,916,277	116,119,599
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,319,590,822)		$4,149,383,053
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	1,002	1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		$1,002
Total Investments (Multimanager Lifestyle Aggressive Portfolio) (Cost $3,319,591,824) - 100.0%		$4,149,384,055
Other assets and liabilities, net - 0.0%		(122,738)
TOTAL NET ASSETS - 100.0%		$4,149,261,317

As of 3-31-17 (unaudited)
Multimanager Lifestyle Growth Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 71.0%
Blue Chip Growth, Class NAV (T. Rowe Price)	11,991,133	$408,298,078
Capital Appreciation, Class NAV (Jennison)	24,371,202	396,275,740
Capital Appreciation Value, Class NAV (T.Rowe Price)	48,842,395	568,525,479
Disciplined Value, Class NAV (Boston Partners)	20,758,984	418,293,528
Emerging Markets, Class NAV (DFA)	27,820,282	285,436,096
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	29,396,096	285,436,096
Equity Income, Class NAV (T. Rowe Price)	27,374,730	540,377,174

2SEE NOTES TO FUND'S INVESTMENTS

Multimanager Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	12,941,670	$166,300,463
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	8,481,036	413,111,284
Global Equity, Class NAV (JHAM) (A)(1)	19,197,745	221,733,951
Global Shareholder Yield, Class NAV (Epoch)	15,199,127	166,582,437
International Growth, Class NAV (Wellington)	10,420,549	235,191,792
International Growth Stock, Class NAV (Invesco)	27,477,673	352,813,322
International Small Cap, Class NAV (Franklin Templeton)	10,424,486	195,459,119
International Small Company, Class NAV (DFA)	17,736,762	195,459,119
International Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	76,884,057	824,965,931
International Value, Class NAV (Templeton)	28,465,958	459,155,900
International Value Equity, Class NAV (JHAM) (A)(1)	27,831,410	223,207,905
Mid Cap Stock, Class NAV (Wellington)	24,108,064	485,777,500
Mid Value, Class NAV (T. Rowe Price)	19,891,586	318,066,458
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,350,017	64,084,957
Small Cap Core, Class NAV (JHAM) (A)(1)	5,018,399	64,084,957
Small Cap Growth, Class NAV (Wellington) (I)	7,537,681	65,879,336
Small Cap Value, Class NAV (Wellington)	3,745,071	79,020,997
Small Company Growth, Class NAV (Invesco)	3,438,379	65,879,336
Small Company Value, Class NAV (T. Rowe Price)	1,840,848	52,703,469
Strategic Growth, Class NAV (JHAM) (A)(1)	23,324,058	396,275,740
U.S. Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	72,982,550	805,727,347
Value, Class NAV (Invesco)	11,591,142	133,298,134
Value Equity, Class NAV (Barrow Hanley)	20,686,028	240,164,785
Fixed income - 17.1%
Active Bond, Class NAV (JHAM) (A)(1)	26,863,768	268,369,038
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	7,947,806	75,504,160
Core Bond, Class NAV (Wells Capital)	7,287,996	93,650,742
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	16,759,014	159,043,044
Floating Rate Income, Class NAV (WAMCO)	29,574,969	254,344,735
Global Bond, Class NAV (PIMCO)	3,115,303	37,601,710
Global Income, Class NAV (Stone Harbor)	5,960,758	56,209,946
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	7,363,005	67,518,760
High Yield, Class NAV (JHAM) (A)(1)*	16,969,811	59,564,037
High Yield, Class NAV (WAMCO)	3,710,034	30,199,674
Real Return Bond, Class NAV (PIMCO)	16,933,828	188,642,847
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	20,350,074	196,581,715
Spectrum Income, Class NAV (T. Rowe Price)	15,340,177	$163,372,884
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	27,526,458	294,533,101
Total Return, Class NAV (PIMCO)	15,446,675	206,676,511
U.S. High Yield Bond, Class NAV (Wells Capital)	3,883,101	43,529,564
Alternative and specialty - 11.9%
Absolute Return Currency, Class NAV (First Quadrant) (I)	19,101,835	192,546,492
Financial Industries, Class NAV (JHAM) (A)(1)	9,882,580	191,129,088
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	27,947,855	284,788,646
Global Real Estate, Class NAV (Deutsche)	6,917,333	63,501,116
Health Sciences, Class NAV (T. Rowe Price)	7,073,395	32,042,478
Natural Resources, Class NAV (Jennison)	13,952,264	165,892,419
Real Estate Equity, Class NAV (T. Rowe Price)	6,186,275	62,543,242
Science & Technology, Class NAV (T. Rowe Price/Allianz)	18,460,687	224,297,349
Seaport, Class NAV (Wellington)	3,420,905	38,450,974
Technical Opportunities, Class NAV (Wellington)	22,979,865	269,094,214
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,711,067,926)		$12,847,214,916
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	1,002	1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		$1,002
Total Investments (Multimanager Lifestyle Growth Portfolio) (Cost $10,711,068,928) - 100.0%		$12,847,215,918
Other assets and liabilities, net - 0.0%		(2,134,146)
TOTAL NET ASSETS - 100.0%		$12,845,081,772

As of 3-31-17 (unaudited)
Multimanager Lifestyle Balanced Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 52.8%
Blue Chip Growth, Class NAV (T. Rowe Price)	8,972,397	$305,510,108
Capital Appreciation, Class NAV (Jennison)	18,236,676	296,528,351
Capital Appreciation Value, Class NAV (T.Rowe Price)	50,759,292	590,838,159
Disciplined Value, Class NAV (Boston Partners)	15,604,960	314,439,954
Emerging Markets, Class NAV (DFA)	16,342,844	167,677,582
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	17,268,546	167,677,582

SEE NOTES TO FUND'S INVESTMENTS3

Multimanager Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Equity Income, Class NAV (T. Rowe Price)	20,484,376	$404,361,583
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	13,355,490	171,618,048
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	6,296,106	306,683,342
Global Equity, Class NAV (JHAM) (A)(1)	18,724,339	216,266,116
Global Shareholder Yield, Class NAV (Epoch)	15,081,717	165,295,621
International Growth, Class NAV (Wellington)	6,930,934	156,431,187
International Growth Stock, Class NAV (Invesco)	18,275,687	234,659,817
International Small Cap, Class NAV (Franklin Templeton)	6,604,872	123,841,356
International Small Company, Class NAV (DFA)	11,237,873	123,841,356
International Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	56,011,045	600,998,512
International Value, Class NAV (Templeton)	21,687,492	349,819,242
International Value Equity, Class NAV (JHAM) (A)(1)	18,788,322	150,682,341
Mid Cap Stock, Class NAV (Wellington)	17,127,387	345,116,848
Mid Value, Class NAV (T. Rowe Price)	13,883,922	222,003,914
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,434,096	39,107,797
Small Cap Core, Class NAV (JHAM) (A)(1)	3,062,474	39,107,797
Small Cap Growth, Class NAV (Wellington) (I)	6,086,915	53,199,640
Small Cap Value, Class NAV (Wellington)	3,025,448	63,836,960
Small Company Growth, Class NAV (Invesco)	2,776,599	53,199,640
Small Company Value, Class NAV (T. Rowe Price)	1,486,634	42,562,319
Strategic Growth, Class NAV (JHAM) (A)(1)	17,453,111	296,528,351
U.S. Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	56,945,078	628,673,658
Value, Class NAV (Invesco)	8,078,788	92,906,064
Value Equity, Class NAV (Barrow Hanley)	15,479,187	179,713,362
Fixed income - 36.8%
Active Bond, Class NAV (JHAM) (A)(1)	$69,161,134	690,919,725
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	13,692,009	130,074,085
Core Bond, Class NAV (Wells Capital)	18,267,550	234,738,018
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	23,533,838	223,336,122
Floating Rate Income, Class NAV (WAMCO)	64,599,809	555,558,356
Global Bond, Class NAV (PIMCO)	13,341,203	161,028,325
Global Income, Class NAV (Stone Harbor)	11,692,208	110,257,517
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	14,298,286	131,115,282
High Yield, Class NAV (JHAM) (A)(1)*	33,287,765	116,840,055
High Yield, Class NAV (WAMCO)	7,276,386	59,229,784
Real Return Bond, Class NAV (PIMCO)	29,094,929	324,117,507
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	45,392,993	$438,496,313
Spectrum Income, Class NAV (T. Rowe Price)	34,310,727	365,409,241
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	61,471,446	657,744,469
Total Return, Class NAV (PIMCO)	39,092,213	523,053,811
U.S. High Yield Bond, Class NAV (Wells Capital)	7,618,484	85,403,211
Alternative and specialty - 10.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	20,919,401	210,867,563
Financial Industries, Class NAV (JHAM) (A)(1)	8,333,156	161,163,230
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	30,499,008	310,784,894
Global Real Estate, Class NAV (Deutsche)	10,231,090	93,921,409
Natural Resources, Class NAV (Jennison)	10,394,174	123,586,728
Real Estate Equity, Class NAV (T. Rowe Price)	6,408,347	64,788,389
Science & Technology, Class NAV (T. Rowe Price/Allianz)	16,093,744	195,538,984
Seaport, Class NAV (Wellington)	3,247,385	36,500,610
Technical Opportunities, Class NAV (Wellington)	13,785,276	161,425,577
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,344,892,239)		$13,069,025,812
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	1,002	1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		$1,002
Total Investments (Multimanager Lifestyle Balanced Portfolio) (Cost $11,344,893,241) - 100.0%		$13,069,026,814
Other assets and liabilities, net - 0.0%		(2,210,885)
TOTAL NET ASSETS - 100.0%		$13,066,815,929

As of 3-31-17 (unaudited)
Multimanager Lifestyle Moderate Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 36.7%
Blue Chip Growth, Class NAV (T. Rowe Price)	1,372,727	$46,741,360
Capital Appreciation, Class NAV (Jennison)	2,789,576	45,358,503
Capital Appreciation Value, Class NAV (T.Rowe Price)	15,149,119	176,335,745
Disciplined Value, Class NAV (Boston Partners)	2,371,869	47,793,159
Emerging Markets, Class NAV (DFA)	2,527,685	25,934,052
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,670,860	25,934,052

4SEE NOTES TO FUND'S INVESTMENTS

Multimanager Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Equity Income, Class NAV (T. Rowe Price)	3,131,205	$61,809,980
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	4,095,292	52,624,496
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	2,452,768	119,474,347
Global Equity, Class NAV (JHAM) (A)(1)	6,074,978	70,165,995
Global Shareholder Yield, Class NAV (Epoch)	4,808,069	52,696,437
International Growth, Class NAV (Wellington)	1,388,307	31,334,097
International Growth Stock, Class NAV (Invesco)	3,660,214	46,997,148
International Small Cap, Class NAV (Franklin Templeton)	1,172,364	21,981,828
International Small Company, Class NAV (DFA)	1,994,721	21,981,828
International Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	13,386,387	143,635,931
International Value, Class NAV (Templeton)	3,939,459	63,543,469
International Value Equity, Class NAV (JHAM) (A)(1)	3,749,698	30,072,581
Mid Cap Stock, Class NAV (Wellington)	3,028,004	61,014,288
Mid Value, Class NAV (T. Rowe Price)	3,718,002	59,450,853
Small Cap Growth, Class NAV (Wellington) (I)	1,333,909	11,658,362
Small Cap Value, Class NAV (Wellington)	1,101,942	23,250,971
Small Company Growth, Class NAV (Invesco)	608,474	11,658,362
Strategic Growth, Class NAV (JHAM) (A)(1)	2,669,718	45,358,503
U.S. Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	12,972,534	143,216,770
Value Equity, Class NAV (Barrow Hanley)	2,367,724	27,489,275
Fixed income - 56.5%
Active Bond, Class NAV (JHAM) (A)(1)	31,182,472	311,512,897
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	7,577,802	71,989,115
Core Bond, Class NAV (Wells Capital)	22,916,315	294,474,652
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	9,777,236	92,785,970
Floating Rate Income, Class NAV (WAMCO)	$26,031,141	223,867,811
Global Bond, Class NAV (PIMCO)	7,455,376	89,986,394
Global Income, Class NAV (Stone Harbor)	4,645,321	43,805,376
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	5,702,082	52,288,094
High Yield, Class NAV (JHAM) (A)(1)*	13,224,211	46,416,981
High Yield, Class NAV (WAMCO)	2,890,963	23,532,442
Real Return Bond, Class NAV (PIMCO)	13,283,449	147,977,625
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	16,463,349	159,035,950
Spectrum Income, Class NAV (T. Rowe Price)	12,444,316	132,531,960
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	22,294,573	238,551,930
Total Return, Class NAV (PIMCO)	22,046,592	294,983,397
U.S. High Yield Bond, Class NAV (Wells Capital)	3,026,839	$33,930,869
Alternative and specialty - 6.8%
Absolute Return Currency, Class NAV (First Quadrant) (I)	7,327,078	73,856,945
Enduring Assets, Class NAV (Wellington)	1,777,027	19,938,240
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	10,306,380	105,022,008
Global Real Estate, Class NAV (Deutsche)	2,153,106	19,765,510
Natural Resources, Class NAV (Jennison)	1,905,086	22,651,469
Real Estate Equity, Class NAV (T. Rowe Price)	1,935,341	19,566,300
Seaport, Class NAV (Wellington)	960,060	10,791,079
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,675,293,564)		$3,996,775,406
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	1,002	1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		$1,002
Total Investments (Multimanager Lifestyle Moderate Portfolio) (Cost $3,675,294,566) - 100.0%		$3,996,776,408
Other assets and liabilities, net - 0.0%		(977,858)
TOTAL NET ASSETS - 100.0%		$3,995,798,550

As of 3-31-17 (unaudited)
Multimanager Lifestyle Conservative Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 16.6%
Blue Chip Growth, Class NAV (T. Rowe Price)	264,383	$9,002,230
Capital Appreciation, Class NAV (Jennison)	537,331	8,737,005
Capital Appreciation Value, Class NAV (T.Rowe Price)	7,778,788	90,545,087
Disciplined Value, Class NAV (Boston Partners)	453,591	9,139,861
Emerging Markets, Class NAV (DFA)	870,385	8,930,147
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	919,686	8,930,147
Equity Income, Class NAV (T. Rowe Price)	599,238	11,828,955
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	2,102,408	27,015,942
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	672,261	32,745,851
Global Equity, Class NAV (JHAM) (A)(1)	2,890,680	33,387,359
Global Shareholder Yield, Class NAV (Epoch)	2,234,783	24,493,220
International Growth, Class NAV (Wellington)	128,307	2,895,887

SEE NOTES TO FUND'S INVESTMENTS5

Multimanager Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
International Growth Stock, Class NAV (Invesco)	1,301,338	$16,709,175
International Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	6,887,878	73,906,927
International Value, Class NAV (Templeton)	2,382,891	38,436,037
International Value Equity, Class NAV (JHAM) (A)(1)	899,439	7,213,503
Mid Cap Stock, Class NAV (Wellington)	960,602	19,356,132
Mid Value, Class NAV (T. Rowe Price)	1,177,672	18,830,975
Small Cap Growth, Class NAV (Wellington) (I)	790,979	6,913,155
Small Cap Value, Class NAV (Wellington)	327,189	6,903,683
Strategic Growth, Class NAV (JHAM) (A)(1)	514,244	8,737,005
U.S. Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,997,686	44,134,451
Value Equity, Class NAV (Barrow Hanley)	452,122	5,249,135
Fixed income - 73.5%
Active Bond, Class NAV (JHAM) (A)(1)	32,600,765	325,681,647
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	6,176,343	58,675,257
Core Bond, Class NAV (Wells Capital)	23,583,055	303,042,262
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	10,510,847	99,747,937
Floating Rate Income, Class NAV (WAMCO)	21,545,382	185,290,285
Global Bond, Class NAV (PIMCO)	8,059,437	97,277,400
Global Income, Class NAV (Stone Harbor)	3,118,955	29,411,745
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	3,498,693	32,083,013
High Yield, Class NAV (JHAM) (A)(1)*	$8,880,033	31,168,914
High Yield, Class NAV (WAMCO)	1,935,392	15,754,088
Real Return Bond, Class NAV (PIMCO)	15,524,022	172,937,600
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	14,467,412	139,755,198
Short Term Government Income, Class NAV (JHAM) (A)(1)	13,049,646	123,449,653
Spectrum Income, Class NAV (T. Rowe Price)	10,935,317	116,461,121
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	19,591,706	209,631,253
Total Return, Class NAV (PIMCO)	22,684,442	303,517,840
U.S. High Yield Bond, Class NAV (Wells Capital)	2,032,243	22,781,441
Alternative and specialty - 9.9%
Absolute Return Currency, Class NAV (First Quadrant) (I)	8,346,504	84,132,763
Enduring Assets, Class NAV (Wellington)	4,810,179	53,970,204
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	11,521,515	117,404,235
Global Real Estate, Class NAV (Deutsche)	1,500,020	13,770,186
Natural Resources, Class NAV (Jennison)	1,012,945	12,043,921
Real Estate Equity, Class NAV (T. Rowe Price)	1,830,274	18,504,070
Seaport, Class NAV (Wellington)	439,005	4,934,419
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,966,500,942)		$3,085,468,321
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	1,001	$1,001
TOTAL SHORT-TERM INVESTMENTS (Cost $1,001)		$1,001
Total Investments (Multimanager Lifestyle Conservative Portfolio) (Cost $2,966,501,943) - 100.0%		$3,085,469,322
Other assets and liabilities, net - 0.0%		(81,388)
TOTAL NET ASSETS - 100.0%		$3,085,387,934

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Formerly known as Focused High Yield Fund.

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Global Investors U.S. LLC	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset values may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The costs of investments owned on March 31, 2017, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$3,390,438,009	$774,136,007	($15,189,961)	$758,946,046
Multimanager Lifestyle Growth Portfolio	10,980,845,087	1,926,547,369	(60,176,538)	1,866,370,831
Multimanager Lifestyle Balanced Portfolio	11,661,851,486	1,488,102,248	(80,926,920)	1,407,175,328
Multimanager Lifestyle Moderate Portfolio	3,726,435,673	306,520,975	(36,180,240)	270,340,735
Multimanager Lifestyle Conservative Portfolio	3,012,692,805	107,798,927	(35,022,410)	72,776,517

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	3,177,427	164,355	—	3,341,782	—	—	—	$33,685,161
Alpha Opportunities	3,643,070	—	(3,643,070)	—	—	—	$11,924,649	—
Blue Chip Growth	5,143,532	—	(355,848)	4,787,684	—	—	1,638,788	163,020,653
Capital Appreciation	10,507,967	—	(777,865)	9,730,102	—	—	668,781	158,211,455
Capital Appreciation Value	15,818,261	—	(522,226)	15,296,035	—	—	(124,072)	178,045,852
Disciplined Value	7,848,421	579,618	(130,990)	8,297,049	—	—	85,780	167,185,539
Emerging Markets	13,905,033	—	(436,531)	13,468,502	—	—	354,257	138,186,833
Emerging Markets Equity	14,446,576	—	(168,568)	14,278,008	—	—	(79,366)	138,639,458
Equity Income	10,950,988	72,250	(94,166)	10,929,072	$907,241	—	6,184	215,739,885
Financial Industries	3,700,657	1,302	(72,443)	3,629,516	—	—	65,042	70,194,835
Fundamental Global Franchise	4,332,397	—	(229,411)	4,102,986	—	—	(185,871)	52,723,367
Fundamental Large Cap Core, Class NAV	—	3,747,601	(80,370)	3,667,231	—	—	153,661	178,630,810
Fundamental Large Cap Core, Class R6	3,793,512	—	(3,793,512)	—	—	—	7,422,713	—
Global Equity	6,661,182	—	(574,790)	6,086,392	—	—	243,398	70,297,824
Global Focused Strategies	5,006,448	88,823	(22,411)	5,072,860	—	—	(6,723)	49,206,742
Global Real Estate	2,234,359	13,121	(14,958)	2,232,522	—	—	1,373	20,494,549
Global Shareholder Yield	3,990,697	97,177	(36,468)	4,051,406	269,664	—	(968)	44,403,414
Greater China Opportunities	652,277	—	—	652,277	—	—	—	12,804,202

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Health Sciences	6,556,617	—	(2,093,801)	4,462,816	—	—	(3,705,131)	20,216,557
International Growth	1,072,656	2,947,274	(144,929)	3,875,001	—	—	87,373	87,458,763
International Growth Opportunities	6,162,387	—	(6,162,387)	—	55,709	—	16,869,333	—
International Growth Stock	10,411,130	—	(192,697)	10,218,433	—	—	(208,906)	131,204,685
International Small Cap	4,756,178	—	(345,334)	4,410,844	—	—	383,035	82,703,322
International Small Company	7,925,816	—	(420,977)	7,504,839	—	—	279,036	82,703,322
International Strategic Equity Allocation	27,316,496	5,065,328	(612,636)	31,769,188	—	—	50,621	340,883,385
International Value	12,842,750	—	(328,040)	12,514,710	—	—	298,551	201,862,268
International Value Equity	10,608,469	—	(309,740)	10,298,729	—	—	(215,554)	82,595,808
Mid Cap Stock	9,063,071	907,943	(27,388)	9,943,626	—	—	(33,431)	200,364,057
Mid Value	8,022,496	358,959	(164,655)	8,216,800	—	—	28,688	131,386,632
Natural Resources	5,664,905	—	—	5,664,905	—	—	—	67,355,718
New Opportunities	1,050,865	8,969	(13,939)	1,045,895	—	—	13,691	28,521,544
Real Estate Equity	1,965,974	47,137	(15,257)	1,997,854	—	—	(11,580)	20,198,303
Redwood	2,819,905	—	(2,819,905)	—	—	—	942,799	—
Science & Technology	8,663,771	—	(835,885)	7,827,886	—	—	622,532	95,108,820
Seaport	1,898,338	—	(58,851)	1,839,487	—	—	46,071	20,675,830
Small Cap Core	2,317,780	—	(51,048)	2,266,732	—	—	141,267	28,946,163
Small Cap Growth	4,082,536	—	(192,925)	3,889,611	—	—	(303,617)	33,995,200
Small Cap Value	1,855,377	54,220	(21,358)	1,888,239	—	—	3,932	39,841,837
Small Company Growth	1,838,334	—	(64,054)	1,774,280	—	—	(10,708)	33,995,200
Small Company Value	926,559	10,576	(3,694)	933,441	—	—	820	26,724,421
Strategic Growth	9,874,794	—	(562,760)	9,312,034	—	—	1,571,256	158,211,455
Technical Opportunities	10,241,328	—	(325,051)	9,916,277	—	—	(511,078)	116,119,599
U.S. Strategic Equity Allocation	25,327,927	1,072,431	(1,512,016)	24,888,342	—	—	618,809	274,767,300
Value	4,734,230	216,622	(65,468)	4,885,384	—	—	10,579	56,181,918
Value Equity	8,403,799	—	(144,508)	8,259,291	—	—	80,904	95,890,367
					$1,232,614	—	$39,216,918	$4,149,383,053
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	19,101,835	—	—	19,101,835	—	—	—	$192,546,492
Active Bond	26,224,547	639,221	—	26,863,768	$1,552,548	—	—	268,369,038
Alpha Opportunities	8,333,714	—	(8,333,714)	—	—	—	$27,933,666	—
Asia Pacific Total Return Bond	7,820,678	127,128	—	7,947,806	—	—	—	75,504,160
Blue Chip Growth	13,020,653	—	(1,029,520)	11,991,133	—	—	7,212,245	408,298,078
Capital Appreciation	26,602,036	—	(2,230,834)	24,371,202	—	—	1,871,039	396,275,740
Capital Appreciation Value	51,866,727	—	(3,024,332)	48,842,395	—	—	1,770,576	568,525,479
Core Bond	6,521,917	766,079	—	7,287,996	276,852	—	—	93,650,742
Disciplined Value	18,036,181	3,232,182	(509,379)	20,758,984	—	—	307,998	418,293,528
Emerging Markets	29,787,610	—	(1,967,328)	27,820,282	—	—	5,254,772	285,436,096
Emerging Markets Debt	16,623,278	776,088	(640,352)	16,759,014	2,196,011	—	(472,989)	159,043,044
Emerging Markets Equity	30,886,543	—	(1,490,447)	29,396,096	—	—	(1,039,876)	285,436,096
Equity Income	27,712,352	116,285	(453,907)	27,374,730	2,271,053	—	187,090	540,377,174
Financial Industries	9,937,148	252,320	(306,888)	9,882,580	—	—	288,031	191,129,088
Floating Rate Income	29,314,446	360,988	(100,465)	29,574,969	3,156,423	—	(61,284)	254,344,735
Fundamental Global Franchise	13,698,732	—	(757,062)	12,941,670	—	—	(297,078)	166,300,463
Fundamental Large Cap Core, Class NAV	—	8,766,081	(285,045)	8,481,036	—	—	455,932	413,111,284
Fundamental Large Cap Core, Class R6	8,863,786	—	(8,863,786)	—	—	—	17,363,407	—

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Absolute Return Strategies	27,985,219	—	(37,364)	27,947,855	—	—	(42,968)	284,788,646
Global Bond	3,061,213	54,090	—	3,115,303	—	—	—	37,601,710
Global Equity	20,726,572	—	(1,528,827)	19,197,745	—	—	700,379	221,733,951
Global Income	7,095,672	88,426	(1,223,340)	5,960,758	844,133	—	(696,402)	56,209,946
Global Real Estate	6,999,752	—	(82,419)	6,917,333	—	—	15,615	63,501,116
Global Shareholder Yield	17,028,297	93,142	(1,922,312)	15,199,127	1,020,838	—	2,050,191	166,582,437
Global Short Duration Credit	7,329,214	93,690	(59,899)	7,363,005	867,314	—	(51,183)	67,518,760
Health Sciences	19,342,221	—	(12,268,826)	7,073,395	—	—	(18,707,605)	32,042,478
High Yield	4,360,509	45,630	(696,105)	3,710,034	367,771	—	970,365	30,199,674
High Yield (FKA Focused High Yield)	19,881,633	277,699	(3,189,521)	16,969,811	988,691	—	(1,109,321)	59,564,037
International Growth	2,012,317	8,479,461	(71,229)	10,420,549	—	—	—	235,191,792
International Growth Opportunities	12,686,404	—	(12,686,404)	—	114,007	—	37,808,694	—
International Growth Stock	28,222,809	313,234	(1,058,370)	27,477,673	—	—	(1,461,715)	352,813,322
International Small Cap	11,183,377	—	(758,891)	10,424,486	—	—	519,075	195,459,119
International Small Company	18,816,519	—	(1,079,757)	17,736,762	—	—	1,136,786	195,459,119
International Strategic Equity Allocation	71,533,964	8,680,990	(3,330,897)	76,884,057	—	—	314,709	824,965,931
International Value	30,225,280	—	(1,759,322)	28,465,958	—	—	1,271,398	459,155,900
International Value Equity	29,288,671	—	(1,457,261)	27,831,410	—	—	(1,224,800)	223,207,905
Mid Cap Stock	22,754,594	1,555,048	(201,578)	24,108,064	—	—	(273,449)	485,777,500
Mid Value	19,690,978	498,729	(298,121)	19,891,586	—	—	69,218	318,066,458
Natural Resources	13,952,264	—	—	13,952,264	—	—	—	165,892,419
New Opportunities	2,351,520	42,897	(44,400)	2,350,017	—	—	39,856	64,084,957
Real Estate Equity	6,123,240	103,412	(40,377)	6,186,275	—	—	(30,664)	62,543,242
Real Return Bond	16,706,696	227,132	—	16,933,828	140,108	—	—	188,642,847
Redwood	9,737,215	—	(9,737,215)	—	—	—	3,012,063	—
Science & Technology	20,701,832	—	(2,241,145)	18,460,687	—	—	1,661,797	224,297,349
Seaport	3,603,016	—	(182,111)	3,420,905	—	—	175,582	38,450,974
Short Duration Credit Opportunities	19,715,657	634,417	—	20,350,074	1,665,417	—	—	196,581,715
Small Cap Core	5,186,494	—	(168,095)	5,018,399	—	—	436,948	64,084,957
Small Cap Growth	8,004,156	—	(466,475)	7,537,681	—	—	(739,695)	65,879,336
Small Cap Value	3,633,835	148,843	(37,607)	3,745,071	—	—	6,646	79,020,997
Small Company Growth	3,583,847	—	(145,468)	3,438,379	—	—	35,796	65,879,336
Small Company Value	1,814,798	33,189	(7,139)	1,840,848	—	—	1,001	52,703,469
Spectrum Income	14,704,020	636,157	—	15,340,177	1,281,632	—	—	163,372,884
Strategic Growth	24,999,093	—	(1,675,035)	23,324,058	—	—	5,370,695	396,275,740
Strategic Income Opportunities	26,631,078	895,380	—	27,526,458	1,979,745	—	—	294,533,101
Technical Opportunities	24,306,643	—	(1,326,778)	22,979,865	—	—	(1,319,683)	269,094,214
Total Return	14,546,138	900,537	—	15,446,675	547,212	—	—	206,676,511
U.S. High Yield Bond	4,507,957	51,186	(676,042)	3,883,101	569,193	—	500,710	43,529,564
U.S. Strategic Equity Allocation	72,502,178	4,290,843	(3,810,471)	72,982,550	—	—	1,101,163	805,727,347
Value	11,582,045	305,040	(295,943)	11,591,142	—	—	93,747	133,298,134
Value Equity	21,275,012	—	(588,984)	20,686,028	—	—	363,442	240,164,785
					$19,838,948	—	$92,771,920	$12,847,214,916
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	21,125,812	—	(206,411)	20,919,401	—	—	$82,125	$210,867,563
Active Bond	58,038,398	11,122,736	—	69,161,134	$3,997,055	—	—	690,919,725
Alpha Opportunities	6,056,117	—	(6,056,117)	—	—	—	19,781,388	—

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Asia Pacific Total Return Bond	13,692,009	—	—	13,692,009	—	—	—	130,074,085
Blue Chip Growth	9,860,364	—	(887,967)	8,972,397	—	—	6,786,009	305,510,108
Capital Appreciation	20,145,452	—	(1,908,776)	18,236,676	—	—	1,511,411	296,528,351
Capital Appreciation Value	55,049,119	—	(4,289,827)	50,759,292	—	—	72,365	590,838,159
Core Bond	18,343,892	873,688	(950,030)	18,267,550	699,213	—	(249,064)	234,738,018
Disciplined Value	13,349,135	2,749,958	(494,133)	15,604,960	—	—	253,111	314,439,954
Emerging Markets	18,116,306	—	(1,773,462)	16,342,844	—	—	6,129,435	167,677,582
Emerging Markets Debt	23,169,713	1,219,402	(855,277)	23,533,838	3,077,489	—	(608,036)	223,336,122
Emerging Markets Equity	18,804,061	—	(1,535,515)	17,268,546	—	—	417,936	167,677,582
Equity Income	20,986,483	87,009	(589,116)	20,484,376	1,699,282	—	540,890	404,361,583
Financial Industries	8,430,314	305,382	(402,540)	8,333,156	—	—	368,358	161,163,230
Floating Rate Income	65,024,867	801,606	(1,226,664)	64,599,809	6,925,888	—	(919,665)	555,558,356
Fundamental Global Franchise	14,509,833	—	(1,154,343)	13,355,490	—	—	(670,526)	171,618,048
Fundamental Large Cap Core, Class NAV	—	6,525,581	(229,475)	6,296,106	—	—	353,010	306,683,342
Fundamental Large Cap Core, Class R6	6,644,471	—	(6,644,471)	—	—	—	12,979,001	—
Global Absolute Return Strategies	30,774,305	—	(275,297)	30,499,008	—	—	(316,361)	310,784,894
Global Bond	13,256,947	84,256	—	13,341,203	—	—	—	161,028,325
Global Equity	19,797,226	—	(1,072,887)	18,724,339	—	—	577,356	216,266,116
Global Income	13,759,317	170,777	(2,237,886)	11,692,208	1,629,632	—	(1,303,195)	110,257,517
Global Real Estate	10,231,090	—	—	10,231,090	—	—	—	93,921,409
Global Shareholder Yield	15,857,168	91,875	(867,326)	15,081,717	1,006,958	—	1,242,217	165,295,621
Global Short Duration Credit	14,369,298	181,866	(252,878)	14,298,286	1,684,454	—	(259,682)	131,115,282
Health Sciences	15,426,195	—	(15,426,195)	—	—	—	(13,804,706)	—
High Yield	8,544,212	89,048	(1,356,874)	7,276,386	717,729	—	2,517,841	59,229,784
High Yield (FKA Focused High Yield)	38,806,240	539,061	(6,057,536)	33,287,765	1,919,241	—	(2,119,962)	116,840,055
International Growth	1,487,433	5,737,285	(293,784)	6,930,934	—	—	152,886	156,431,187
International Growth Opportunities	9,748,227	—	(9,748,227)	—	87,448	—	30,228,734	—
International Growth Stock	19,309,032	78,308	(1,111,653)	18,275,687	—	—	(1,271,185)	234,659,817
International Small Cap	7,228,102	—	(623,230)	6,604,872	—	—	822,425	123,841,356
International Small Company	12,139,946	—	(902,073)	11,237,873	—	—	1,466,868	123,841,356
International Strategic Equity Allocation	48,499,948	10,918,615	(3,407,518)	56,011,045	—	—	396,152	600,998,512
International Value	23,304,901	—	(1,617,409)	21,687,492	—	—	1,296,913	349,819,242
International Value Equity	19,992,632	—	(1,204,310)	18,788,322	—	—	(981,585)	150,682,341
Investment Quality Bond	16,956,705	—	(16,956,705)	—	—	—	(4,526,619)	—
Mid Cap Stock	16,530,590	900,052	(303,255)	17,127,387	—	—	(348,973)	345,116,848
Mid Value	14,046,312	165,184	(327,574)	13,883,922	—	—	89,835	222,003,914
Natural Resources	10,394,174	—	—	10,394,174	—	—	—	123,586,728
New Opportunities	1,452,277	31,988	(50,169)	1,434,096	—	—	135,431	39,107,797
Real Estate Equity	6,339,528	138,027	(69,208)	6,408,347	—	—	(54,692)	64,788,389
Real Return Bond	29,073,320	21,609	—	29,094,929	240,727	—	—	324,117,507
Redwood	9,815,364	—	(9,815,364)	—	—	—	3,265,575	—
Science & Technology	18,269,171	—	(2,175,427)	16,093,744	—	—	1,550,291	195,538,984
Seaport	3,477,860	—	(230,475)	3,247,385	—	—	213,148	36,500,610
Short Duration Credit Opportunities	44,649,328	1,150,088	(406,423)	45,392,993	3,749,050	—	(254,322)	438,496,313
Small Cap Core	3,203,130	—	(140,656)	3,062,474	—	—	386,348	39,107,797
Small Cap Growth	6,533,132	—	(446,217)	6,086,915	—	—	(727,726)	53,199,640

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Small Cap Value	2,969,010	129,511	(73,073)	3,025,448	—	—	(7,342)	63,836,960
Small Company Growth	2,942,893	—	(166,294)	2,776,599	—	—	(34,764)	53,199,640
Small Company Value	1,483,228	30,849	(27,443)	1,486,634	—	—	(161)	42,562,319
Spectrum Income	33,971,593	747,351	(408,217)	34,310,727	2,921,429	—	16,059	365,409,241
Strategic Growth	18,931,559	—	(1,478,448)	17,453,111	—	—	4,934,514	296,528,351
Strategic Income Opportunities	60,770,405	1,401,824	(700,783)	61,471,446	4,475,044	—	(223,329)	657,744,469
Technical Opportunities	14,726,752	—	(941,476)	13,785,276	—	—	(1,289,721)	161,425,577
Total Return	30,489,477	8,602,736	—	39,092,213	1,384,876	—	—	523,053,811
U.S. High Yield Bond	8,910,055	100,942	(1,392,513)	7,618,484	1,122,482	—	587,248	85,403,211
U.S. Strategic Equity Allocation	55,031,906	5,255,257	(3,342,085)	56,945,078	—	—	1,050,995	628,673,658
Value	8,289,726	106,101	(317,039)	8,078,788	—	—	86,310	92,906,064
Value Equity	16,110,576	36,118	(667,507)	15,479,187	—	—	350,751	179,713,362
					$37,337,997	—	$70,671,320	$13,069,025,812
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	7,323,190	59,980	(56,092)	7,327,078	—	—	$21,825	$73,856,945
Active Bond	31,797,261	281,302	(896,091)	31,182,472	$1,818,286	—	(153,857)	311,512,897
Alpha Opportunities	1,019,469	—	(1,019,469)	—	—	—	2,157,555	—
Asia Pacific Total Return Bond	7,779,304	24,196	(225,698)	7,577,802	—	—	(135,455)	71,989,115
Blue Chip Growth	1,513,756	—	(141,029)	1,372,727	—	—	1,206,736	46,741,360
Capital Appreciation	3,092,877	—	(303,301)	2,789,576	—	—	247,556	45,358,503
Capital Appreciation Value	15,779,257	—	(630,138)	15,149,119	—	—	(12,669)	176,335,745
Core Bond	11,718,702	11,219,210	(21,597)	22,916,315	870,533	—	(7,252)	294,474,652
Disciplined Value	2,483,262	—	(111,393)	2,371,869	—	—	100,774	47,793,159
Emerging Markets	2,767,540	—	(239,855)	2,527,685	—	—	60,604	25,934,052
Emerging Markets Debt	9,798,826	475,136	(496,726)	9,777,236	1,285,929	—	(368,720)	92,785,970
Emerging Markets Equity	2,949,133	—	(278,273)	2,670,860	—	—	91,526	25,934,052
Enduring Assets	1,910,111	7,046	(140,130)	1,777,027	64,828	—	99,534	19,938,240
Equity Income	3,233,495	13,288	(115,578)	3,131,205	259,504	—	236,857	61,809,980
Floating Rate Income	26,094,778	461,724	(525,361)	26,031,141	2,782,727	—	(393,618)	223,867,811
Fundamental Global Franchise	4,475,851	—	(380,559)	4,095,292	—	—	(222,883)	52,624,496
Fundamental Large Cap Core, Class NAV	—	2,546,878	(94,110)	2,452,768	—	—	148,790	119,474,347
Fundamental Large Cap Core, Class R6	2,612,741	—	(2,612,741)	—	—	—	5,080,202	—
Global Absolute Return Strategies	10,673,246	24,449	(391,315)	10,306,380	—	—	(419,033)	105,022,008
Global Bond	7,501,854	151,880	(198,358)	7,455,376	—	—	(37,277)	89,986,394
Global Equity	5,667,100	567,487	(159,609)	6,074,978	—	—	41,689	70,165,995
Global Income	5,539,173	68,295	(962,147)	4,645,321	651,979	—	(701,333)	43,805,376
Global Real Estate	2,223,869	10,789	(81,552)	2,153,106	—	—	8,688	19,765,510
Global Shareholder Yield	4,428,191	663,139	(283,261)	4,808,069	321,605	—	58,156	52,696,437
Global Short Duration Credit	5,789,517	73,185	(160,620)	5,702,082	677,824	—	(160,796)	52,288,094
High Yield	3,443,683	35,579	(588,299)	2,890,963	286,766	—	(41,759)	23,532,442
High Yield (FKA Focused High Yield)	15,632,383	216,110	(2,624,282)	13,224,211	769,467	—	(916,835)	46,416,981
International Growth	413,102	1,024,324	(49,119)	1,388,307	—	—	27,811	31,334,097
International Growth Opportunities	2,132,658	—	(2,132,658)	—	19,034	—	6,610,617	—
International Growth Stock	3,837,493	78,308	(255,587)	3,660,214	—	—	(61,472)	46,997,148
International Small Cap	1,304,960	—	(132,596)	1,172,364	—	—	166,780	21,981,828
International Small Company	2,169,367	—	(174,646)	1,994,721	—	—	271,057	21,981,828

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Strategic Equity Allocation	19,420,816	—	(6,034,429)	13,386,387	—	—	1,481,417	143,635,931
International Value	4,261,796	—	(322,337)	3,939,459	—	—	924,477	63,543,469
International Value Equity	3,973,216	—	(223,518)	3,749,698	—	—	(157,421)	30,072,581
Investment Quality Bond	11,433,289	32,911	(11,466,200)	—	—	—	1,452,208	—
Mid Cap Stock	3,143,113	132,108	(247,217)	3,028,004	—	—	204,274	61,014,288
Mid Value	3,715,966	165,184	(163,148)	3,718,002	—	—	39,087	59,450,853
Natural Resources	1,905,086	—	—	1,905,086	—	—	—	22,651,469
Real Estate Equity	1,956,744	25,835	(47,238)	1,935,341	—	—	(21,780)	19,566,300
Real Return Bond	13,503,920	112,269	(332,740)	13,283,449	110,441	—	(176,802)	147,977,625
Redwood	2,926,109	—	(2,926,109)	—	—	—	1,024,801	—
Seaport	1,009,472	140	(49,552)	960,060	—	—	46,754	10,791,079
Short Duration Credit Opportunities	16,244,824	419,126	(200,601)	16,463,349	1,362,940	—	(128,659)	159,035,950
Small Cap Growth	1,435,658	—	(101,749)	1,333,909	—	—	(71,539)	11,658,362
Small Cap Value	1,091,263	22,644	(11,965)	1,101,942	—	—	2,898	23,250,971
Small Company Growth	647,753	—	(39,279)	608,474	—	—	18,926	11,658,362
Spectrum Income	12,435,942	257,633	(249,259)	12,444,316	1,065,602	—	19,458	132,531,960
Strategic Growth	2,908,110	—	(238,392)	2,669,718	—	—	761,434	45,358,503
Strategic Income Opportunities	22,215,053	503,654	(424,134)	22,294,573	1,635,201	—	(109,578)	238,551,930
Total Return	21,897,300	332,082	(182,790)	22,046,592	783,726	—	(60,666)	294,983,397
U.S. High Yield Bond	3,573,005	40,090	(586,256)	3,026,839	445,814	—	(249,595)	33,930,869
U.S. Strategic Equity Allocation	7,577,457	5,745,085	(350,008)	12,972,534	—	—	46,872	143,216,770
Value Equity	2,480,009	—	(112,285)	2,367,724	—	—	58,420	27,489,275
					$15,212,206	—	$18,108,784	$3,996,775,406
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	8,447,981	55,146	(156,623)	8,346,504	—	—	$65,401	$84,132,763
Active Bond	33,558,706	190,064	(1,148,005)	32,600,765	$1,896,841	—	(204,053)	325,681,647
Alpha Opportunities	514,172	—	(514,172)	—	—	—	569,279	—
Asia Pacific Total Return Bond	6,502,483	3,870	(330,010)	6,176,343	—	—	(210,342)	58,675,257
Blue Chip Growth	295,767	—	(31,384)	264,383	—	—	317,138	9,002,230
Capital Appreciation	603,747	—	(66,416)	537,331	—	—	(180,521)	8,737,005
Capital Appreciation Value	7,260,209	1,038,246	(519,667)	7,778,788	—	—	67,040	90,545,087
Core Bond	12,679,496	11,201,564	(298,005)	23,583,055	901,546	—	(106,553)	303,042,262
Disciplined Value	484,703	1,703	(32,815)	453,591	—	—	32,281	9,139,861
Emerging Markets	939,725	—	(69,340)	870,385	—	—	48,302	8,930,147
Emerging Markets Debt	11,050,984	236,210	(776,347)	10,510,847	1,410,887	—	(600,882)	99,747,937
Emerging Markets Equity	926,533	—	(6,847)	919,686	—	—	3,591	8,930,147
Enduring Assets	5,264,747	15,439	(470,007)	4,810,179	174,618	—	343,703	53,970,204
Equity Income	631,114	2,893	(34,769)	599,238	49,663	—	214,671	11,828,955
Floating Rate Income	21,979,653	357,999	(792,270)	21,545,382	2,320,529	—	(568,449)	185,290,285
Fundamental Global Franchise	2,340,894	—	(238,486)	2,102,408	—	—	(152,611)	27,015,942
Fundamental Large Cap Core, Class NAV	—	705,704	(33,443)	672,261	—	—	56,011	32,745,851
Fundamental Large Cap Core, Class R6	729,210	—	(729,210)	—	—	—	1,419,674	—
Global Absolute Return Strategies	12,311,131	2,457	(792,073)	11,521,515	—	—	(804,706)	117,404,235
Global Bond	8,299,613	106	(240,282)	8,059,437	—	—	(153,098)	97,277,400
Global Equity	2,668,541	434,404	(212,265)	2,890,680	—	—	78,611	33,387,359
Global Income	3,464,460	44,169	(389,674)	3,118,955	421,184	—	(228,218)	29,411,745
Global Real Estate	1,564,260	14,040	(78,280)	1,500,020	—	—	(11,279)	13,770,186

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Shareholder Yield	2,130,495	250,795	(146,507)	2,234,783	149,085	—	44,927	24,493,220
Global Short Duration Credit	3,613,659	48,325	(163,291)	3,498,693	418,165	—	(154,765)	32,083,013
High Yield	2,123,675	23,496	(211,779)	1,935,392	189,373	—	51,096	15,754,088
High Yield (FKA Focused High Yield)	9,810,350	140,152	(1,070,469)	8,880,033	498,468	—	45,736	31,168,914
International Growth	127,342	8,157	(7,192)	128,307	—	—	7,265	2,895,887
International Growth Stock	1,663,506	—	(362,168)	1,301,338	—	—	820,536	16,709,175
International Strategic Equity Allocation	7,616,284	—	(728,406)	6,887,878	—	—	291,912	73,906,927
International Value	2,556,840	—	(173,949)	2,382,891	—	—	469,412	38,436,037
International Value Equity	984,201	3,817	(88,579)	899,439	—	—	28,401	7,213,503
Investment Quality Bond	12,096,492	—	(12,096,492)	—	—	—	2,257,693	—
Mid Cap Stock	1,033,630	61,516	(134,544)	960,602	—	—	172,655	19,356,132
Mid Value	1,175,404	82,696	(80,428)	1,177,672	—	—	(22,436)	18,830,975
Natural Resources	1,012,945	—	—	1,012,945	—	—	—	12,043,921
Real Estate Equity	1,730,685	158,763	(59,174)	1,830,274	—	—	(79,385)	18,504,070
Real Return Bond	16,089,530	17,761	(583,269)	15,524,022	129,505	—	(796,297)	172,937,600
Redwood	1,608,441	—	(1,608,441)	—	—	—	629,043	—
Seaport	481,544	—	(42,539)	439,005	—	—	40,191	4,934,419
Short Duration Credit Opportunities	14,766,808	155,607	(455,003)	14,467,412	1,216,420	—	(201,624)	139,755,198
Short Term Government Income	13,355,902	46,331	(352,587)	13,049,646	204,671	—	(209,385)	123,449,653
Small Cap Growth	858,052	—	(67,073)	790,979	—	—	28,802	6,913,155
Small Cap Value	328,261	13,842	(14,914)	327,189	—	—	1,339	6,903,683
Spectrum Income	11,292,892	109,143	(466,718)	10,935,317	949,851	—	145,929	116,461,121
Strategic Growth	576,592	—	(62,348)	514,244	—	—	36,504	8,737,005
Strategic Income Opportunities	20,159,969	170,441	(738,704)	19,591,706	1,456,797	—	(62,240)	209,631,253
Total Return	23,176,671	73,780	(566,009)	22,684,442	806,238	—	(198,447)	303,517,840
U.S. High Yield Bond	2,233,160	26,846	(227,763)	2,032,243	298,524	—	59,638	22,781,441
U.S. Strategic Equity Allocation	4,058,837	233,742	(294,893)	3,997,686	—	—	92,035	44,134,451
Value Equity	484,048	1,436	(33,362)	452,122	—	—	18,809	5,249,135
					$13,492,365	—	$3,512,334	$3,085,468,321

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LSQ1	03/17
This report is for the information of the shareholders of John Hancock Multimanager Portfolios.		5/17

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 12, 2017

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 12, 2017